UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 600, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 600, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Perritt Micro Cap Opportunities
Schedule of Investments (Unaudited)	January 31, 2019

Shares	COMMON STOCKS - 97.44%	Value

	Aerospace & Defense - 1.88%
378,461	CPI Aerostructures, Inc. (a)	$2,653,012
		2,653,012
	Auto Parts & Equipment - 6.50%
162,271	Miller Industries, Inc.	4,876,243
125,000	Motorcar Parts of America, Inc. (Acquired 9/10/12 through 8/27/14, Cost $1,127,230) (a) (b)	2,500,000
10,500	Motorcar Parts of America, Inc. (a)	210,000
50,000	Spartan Motors, Inc.	421,000
44,132	Stoneridge, Inc. (a)	1,152,286
		9,159,529
	Automotive Retail - 0.44%
100,000	Lazydays Holdings, Inc. (a)	615,000
		615,000
	Building Materials - 7.07%
155,000	BlueLinx Holdings, Inc. (a)	4,518,250
94,452	Global Brass & Copper Holdings, Inc.	2,856,228
473,077	Huttig Building Products, Inc. (a)	1,135,385
87,400	PGT Innovations, Inc. (a)	1,454,336
		9,964,199
	Business Services - 6.91%
181,526	CynergisTek, Inc. (a)	853,172
206,415	DLH Holdings Corp. (a)	1,019,690
115,000	GP Strategies Corp. (a)	1,729,600
146,923	Information Services Group, Inc. (a)	606,792
171,383	PCM, Inc. (a)	3,659,027
306,837	PFSweb, Inc. (a)	1,868,637
		9,736,918
	Chemical & Related Products - 8.75%
100,000	Flotek Industries Inc. (a)	256,000
204,165	Northern Technologies International Corp.	6,227,033
375,652	OMNOVA Solutions, Inc. (a)	3,347,059
287,266	Trecora Resources (a)	2,490,596
		12,320,688
	Commercial Banks - 4.29%
70,000	Bankwell Financial Group, Inc.	2,023,000
20,000	Berkshire Hills Bancorp, Inc.	545,000
47,900	Esquire Financial Holdings, Inc. (a)	1,040,867
45,000	Triumph Bancorp, Inc. (a)	1,370,700
40,000	Veritex Holdings, Inc.	1,058,400
		6,037,967
	Commercial Services - 0.94%
65,000	TriState Capital Holdings, Inc. (a)	1,323,400
		1,323,400

	Construction & Engineering - 7.10%
15,000	Comfort Systems USA, Inc.	719,550
51,000	EMCORE Corp. (a)	223,890
639,500	Hill International, Inc. (a)	2,161,510
132,776	IES Holdings, Inc. (a)	2,222,670
214,539	Infrastructure & Energy Alternatives, Inc. (a)	1,778,528
147,000	Legacy Housing Corp. (a)	2,058,000
150,000	Limbach Holdings, Inc. (a)	847,500
		10,011,648
	Consumer Products - Manufacturing - 2.68%
113,900	Delta Apparel, Inc. (a)	2,682,345
62,041	Superior Group of Cos., Inc.	1,102,469
		3,784,814
	Consumer Services - 2.60%
207,583	Primo Water Corp. (a)	2,704,807
84,969	ZAGG, Inc. (a)	953,352
		3,658,159
	Data Processing, Hosting and Related Services - 3.74%
360,175	Limelight Networks, Inc. (a)	1,123,746
274,400	Ooma, Inc. (a)	4,146,184
		5,269,930
	Electronic Equipment & Instruments - 2.82%
119,398	Bel Fuse, Inc. - Class B	2,755,706
165,000	Richardson Electronics Ltd.	1,216,050
		3,971,756
	Energy & Related Services - 1.07%
70,000	Matrix Service Co. (a)	1,501,500
		1,501,500
	Financial Services - 7.37%
123,800	First Internet Bancorp	2,476,000
145,092	Hennessy Advisors, Inc.	1,674,362
47,186	Northeast Bancorp	930,508
40,950	Oppenheimer Holdings, Inc. - Class A	1,102,784
270,006	Silvercrest Asset Management Group, Inc. - Class A	3,596,480
480,573	U.S. Global Investors, Inc. - Class A	600,716
		10,380,850
	Food - 4.08%
101,533	Crimson Wine Group Ltd. (a)	852,877
116,981	Farmer Brothers Co. (a)	2,877,733
158,500	Landec Corp. (a)	2,011,365
		5,741,975
	Gold - 0.39%
300,000	McEwen Mining, Inc.	543,000
		543,000
	Home Builder - 0.45%
75,000	Green Brick Partners, Inc. (a)	634,500
		634,500
	Industrial Goods - 0.61%
736,740	Hudson Technologies, Inc. (a)	861,986
		861,986
	Insurance - 2.24%
240,000	Atlas Financial Holdings, Inc. (a)	2,133,600
63,000	United Insurance Holdings Corp.	1,028,160
		3,161,760

	Leisure - 1.09%
200,000	Century Casinos, Inc. (a)	1,534,000
		1,534,000
	Machinery Manufacturing - 1.33%
83,759	Graham Corp.	1,876,202
		1,876,202
	Medical Supplies & Services - 1.39%
16,000	Addus HomeCare Corp. (a)	962,400
275,000	BioScrip, Inc. (a)	998,250
		1,960,650
	Merchant Wholesalers, Nondurable Goods - 1.01%
200,000	New Age Beverages Corp. (a)	1,422,000
		1,422,000
	Oil & Gas Services - 0.71%
597,036	Profire Energy, Inc. (a)	997,050
		997,050
	Real Estate Investment Trust - 0.94%
40,000	Community Healthcare Trust, Inc.	1,320,800
		1,320,800
	Retail - 1.33%
150,000	Kirkland's, Inc. (a)	1,533,000
66,516	TravelCenters of America, LLC (a)	333,911
		1,866,911
	Semiconductor Related Products - 4.93%
286,367	AXT, Inc. (a)	1,176,968
138,327	DSP Group, Inc. (a)	1,748,453
275,000	Photronics, Inc. (a)	2,939,750
50,000	Rudolph Technologies, Inc. (a)	1,086,000
		6,951,171
	Software - 2.13%
170,700	American Software, Inc. - Class A	1,887,942
75,000	Asure Software, Inc. (a)	398,250
100,000	Zix Corp. (a)	712,000
		2,998,192
	Specialty Manufacturing - 4.64%
82,500	Federal Signal Corp.	1,813,350
100,000	Immersion Corp. (a)	949,000
372,969	LSI Industries, Inc.	1,219,609
188,733	Manitex International, Inc. (a)	1,323,018
44,611	Tecnoglass, Inc.	374,732
46,900	Twin Disc, Inc. (a)	849,828
		6,529,537
	Telecommunications - 3.89%
600,000	Ceragon Networks Ltd. (a)(e)	2,658,000
79,652	Digi International, Inc. (a)	944,673
355,000	PC-Tel, Inc.	1,877,950
		5,480,623
	Transportation - 2.12%
603,145	Radiant Logistics, Inc. (a)	2,979,536
		2,979,536

	TOTAL COMMON STOCKS (Cost $104,480,948)	$137,249,263

Contracts	WARRANTS - 0.03%	Value
	Construction & Engineering - 0.03%
	Infrastructure & Energy Alternatives, Inc. Warrant;
46,400	Expiration: 05/20/2021 (a)	$41,760
	Insurance - 0.00%
	Emergent Capital, Inc. Warrant;
38,106	Expiration: 10/06/2019, Exercise Price $10.75 (a) (c)	-
	TOTAL WARRANTS (Cost $65,747)	$41,760

Shares	SHORT-TERM INVESTMENTS - 2.98%	Value
	Money Market Funds - 2.98%
4,200,464	First American Government Obligations Fund - Class X, 2.32% (d)	$4,200,464
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,200,464)	4,200,464

	Total Investments (Cost $108,747,159) - 100.45%	141,491,487
	Liabilities in Excess of Other Assets - (0.45)%	(633,685)
	TOTAL NET ASSETS - 100.00%	$140,857,802

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the "Act") and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to "qualified institutional buyers." The value of this security is $2,500,000 or 1.77% of the Fund's net assets. This security is deemed to be liquid.

(c)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. This security represents $0 or 0.00% of the Fund's Net Assets. This security was classified as Level 2 and is considered to be illiquid.

(d)	Variable rate security; the rate shown is the seven-day yield as of January 31, 2019
(e)	Foreign issued security.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments

Perritt Ultra MicroCap Fund
Schedule of Investments (Unauditied)	January 31, 2019

Shares	COMMON STOCKS - 97.75%	Value
	Aerospace & Defense - 1.08%
85,000	CPI Aerostructures, Inc. (a)	$595,850
		595,850
	Air Transport - 1.00%
54,886	AeroCentury Corp. (a)	551,604
		551,604
	Auto Parts & Equipment - 0.89%
89,500	Unique Fabricating, Inc.	490,907
		490,907
	Business Services - 15.33%
30,000	BG Staffing, Inc.	773,100
350,000	CynergisTek, Inc. (a)	1,644,999
244,300	DLH Holdings Corp. (a)	1,206,842
275,000	Information Services Group, Inc. (a)	1,135,750
15,800	Issuer Direct Corp.	200,660
181,149	Medicine Man Technologies, Inc. (a)	365,921
60,000	PCM, Inc. (a)	1,281,000
43,000	Transcat, Inc. (a)	963,200
105,000	USA Technologies, Inc. (a)	620,550
701,005	WidePoint Corp. (a)	290,777
		8,482,799
	Chemical & Related Products - 1.99%
36,000	Northern Technologies International Corp.	1,098,000
		1,098,000
	Chemical Manufacturing - 1.07%
190,000	Intrepid Potash, Inc. (a)	590,900
		590,900
	Computer & Electronic Product Manufacturing - 1.73%
200,000	Dynatronics Corp. (a)	534,000
1,000,000	Singing Machine Co., Inc. (a)	418,900
		952,900
	Computer and Electronic Product Manufacturing - 1.52%
250,000	Luna Innovations, Inc. (a)	842,500
		842,500
	Computers & Electronics - 0.99%
35,000	Napco Security Technologies, Inc. (a)	549,850
		549,850
	Construction & Engineering - 4.89%
65,353	Gencor Industries, Inc. (a)	905,793
150,000	Hill International, Inc. (a)	507,000
70,000	Infrastructure & Energy Alternatives, Inc. (a)	580,300
6,000	NV5 Global, Inc. (a)	424,620
100,000	SG Blocks, Inc. (a)	291,000
		2,708,713
	Consumer Goods - 1.19%
50,000	Jerash Holdings US, Inc.	331,000
15,000	MasterCraft Boat Holdings, Inc. (a)	327,450
		658,450
	Consumer Products - Distributing - 0.76%
400,000	US Auto Parts Network, Inc. (a)	420,000
		420,000
	Consumer Services - 0.91%
45,000	ZAGG, Inc. (a)	504,900
		504,900
	Diversified Financials - 1.71%
100,000	Safeguard Scientifics, Inc. (a)	949,000
		949,000

	Electronic Equipment & Instruments - 0.97%
140,000	Iteris, Inc. (a)	539,000
		539,000
	Energy & Related Services - 3.18%
145,000	DHT Holdings, Inc. (e)	587,250
25,000	Matrix Service Co. (a)	536,250
160,000	Mitcham Industries, Inc. (a)	636,800
		1,760,300
	Environmental Services - 1.85%
363,858	Fuel Tech, Inc. (a)	451,184
377,500	Quest Resource Holding Corp. (a)	573,800
		1,024,984
	Financial Holding Company - 0.67%
100,000	CCUR Holdings, Inc. (a)	373,000
		373,000
	Financial Services - 3.98%
65,000	AMREP Corp. (a)	408,850
35,000	First Internet Bancorp	700,000
34,000	Hennessy Advisors, Inc.	392,360
52,500	Silvercrest Asset Management Group, Inc. - Class A	699,300
		2,200,510
	Food - 0.51%
40,000	Willamette Valley Vineyards, Inc. (a)	282,000
		282,000
	Health Care - 0.69%
123,250	Rockwell Medical Technologies, Inc. (a)	384,540
		384,540
	Insurance - 0.80%
50,000	Atlas Financial Holdings, Inc. (a)	444,500
		444,500
	Leisure - 6.48%
90,000	Century Casinos, Inc. (a)	690,300
1,534,599	Galaxy Gaming, Inc. (a)	2,895,788
		3,586,088
	Machinery Manufacturing - 0.94%
170,000	ASV Holdings, Inc. (a)	521,900
		521,900
	Medical Supplies & Services - 8.36%
5,000	Addus HomeCare Corp. (a)	300,750
40,000	Biomerica, Inc. (a)	96,000
776,000	First Choice Healthcare Solutions, Inc. (a)	325,998
66,000	Lakeland Industries, Inc. (a)	737,880
400,000	Nobilis Health Corp. (a)(e)	166,400
200,000	Sensus Healthcare, Inc. (a)	1,538,000
41,665	Taylor Devices, Inc. (a)	541,645
250,000	Titan Medical, Inc. (a)(e)	917,500
		4,624,173
	Merchant Wholesalers, Nondurable Goods - 2.31%
688,450	Innovative Food Holdings, Inc. (a)	392,416
125,000	New Age Beverages Corp. (a)	888,750
		1,281,166
	Motion Pictures - 0.25%
100,000	Ballantyne Strong, Inc. (a)	140,010
		140,010

	Oil & Gas Services - 0.93%
200,000	Profire Energy, Inc. (a)	334,000
96,443	Superior Drilling Products, Inc. (a)	178,420
		512,420
	Pharmaceuticals - 2.19%
154,300	ImmuCell Corp. (a)	1,212,798
		1,212,798
	Professional, Scientific, and Technical Services - 1.98%
350,000	CUI Global, Inc. (a)	514,500
300,000	Sigma Labs, Inc. (a)	582,000
		1,096,500
	Real Estate Investment Trusts - 2.78%
145,000	Global Self Storage, Inc.	578,550
60,000	Plymouth Industrial REIT, Inc.	962,400
		1,540,950
	Retail - 2.20%
80,000	Build-A-Bear Workshop, Inc. (a)	378,400
166,915	TravelCenters of America, LLC (a)	837,913
		1,216,313
	Semiconductor Related Products - 2.87%
82,181	AXT, Inc. (a)	337,764
50,000	DSP Group, Inc. (a)	632,000
80,000	GSI Technology, Inc. (a)	616,800
		1,586,564
	Software - 3.59%
110,000	Asure Software, Inc. (a)	584,100
264,175	Evolving Systems, Inc. (a)	343,427
117,500	Finjan Holdings, Inc. (a)	330,175
160,000	GlobalSCAPE, Inc.	729,600
		1,987,302
	Specialty Finance - 1.85%
250,000	Sachem Capital Corp.	1,022,500
		1,022,500
	Specialty Manufacturing - 10.72%
200,000	Aspen Aerogels, Inc. (a)	544,000
40,064	Continental Materials Corp. (a)	597,354
93,500	CTI Industries Corp.	273,020
120,000	Data I/O Corp. (a)	705,000
10,000	Hurco Companies, Inc.	383,500
28,863	Kewaunee Scientific Corp.	929,389
75,000	Pioneer Power Solutions, Inc. (a)	387,000
170,000	Polar Power, Inc. (a)	844,900
80,000	Tecnoglass, Inc. (e)	672,000
18,000	UFP Technologies, Inc. (a)	594,000
		5,930,163

	Telecommunications - 1.02%
500,000	Mobivity Holdings Corp. (a)	550,000
3,000	PC-Tel, Inc.	15,870
		565,870
	Utilities - 1.57%
90,000	Global Water Resources, Inc.	866,700
		866,700

	TOTAL COMMON STOCKS (Cost $49,923,444)	$54,096,624

Contracts	WARRANTS - 0.21%	Value
	Medical Supplies & Services -0.21%
	Titan Medical, Inc.
250,000	Expiration: 08/10/2023, Exercise Price $3.20 (a) (c) (e)	$117,500
	Telecommunications - 0.00%
	Mobivity Holdings Corp.
165,000	Expiration: 03/11/2019, Exercise Price $1.20 (a) (b)	-
	TOTAL WARRANTS (Cost $85,000)	$117,500

Shares	SHORT-TERM INVESTMENTS - 2.36%	Value
	Money Market Funds - 2.36%
1,307,829	First American Government Obligations Fund - Class X, 2.32% (d)	$1,307,829
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,307,829)	$1,307,829

	Total Investments (Cost $51,316,273) - 100.32%	55,521,953
	Liabilities in Excess of Other Assets - (0.32)%	(179,484)
	TOTAL NET ASSETS - 100.00%	$55,342,469

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the "Act") and, unless registered under the Act, may only be sold to  "qualified institutional buyers." The value of this security is $0 or 0% of the Fund's net assets. This security is deemed to be illiquid.

(c)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. This security represents $117,500 of market value or 0.21% of net assets.This security was classified as Level 2 and is considered to be illiquid.

(d)	Variable rate security; the rate shown is the seven-day yield as of January 31, 2019
(e)	Foreign issued security.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments

Perritt Low Priced Stock Fund
Schedule of Investments (Unauditied)	January 31, 2019

Shares	COMMON STOCKS - 78.57%	Value

	Administrative & Support Services - 2.05%
2,000	Kforce, Inc.	$65,620
8,000	RumbleON, Inc. - Class B (a)	51,280
		116,900
	Auto Parts & Equipment - 7.52%
10,000	Commercial Vehicle Group, Inc. (a)	74,700
4,000	Miller Industries, Inc.	120,200
8,000	Modine Manufacturing Co. (a)	117,040
4,000	Tower International, Inc.	116,360
		428,300
	Automobile Manufacturers - 1.00%
2,000	Winnebago Industries, Inc.	57,200
		57,200
	Biotechnology - 2.24%
4,000	Innoviva, Inc. (a)	68,400
4,000	Osiris Therapeutics, Inc. (a)	58,920
		127,320
	Building Material, Garden Equipment & Supplies Dealers - 1.21%
4,000	BMC Stock Holdings, Inc. (a)	68,640
		68,640
	Building Products - 1.62%
7,000	Builders FirstSource, Inc. (a)	92,540
		92,540
	Business Services - 6.29%
2,000	Cardlytics, Inc. (a)	34,980
29,515	Information Services Group, Inc. (a)	121,897
19,000	MobileIron, Inc. (a)	92,150
8,000	New Media Investment Group, Inc.	109,360
		358,387
	Chemical & Related Products - 2.19%
14,000	OMNOVA Solutions, Inc. (a)	124,740
		124,740
	Commercial Services & Supplies - 2.58%
8,100	ACCO Brands Corp.	71,523
20,000	Groupon, Inc. (a)	75,400
		146,923
	Construction & Engineering - 10.50%
9,000	Gencor Industries, Inc. (a)	124,740
20,000	Hill International, Inc. (a)	67,600
5,000	IES Holdings, Inc. (a)	83,700
16,000	Infrastructure & Energy Alternatives, Inc. (a)	132,640
5,000	Legacy Housing Corp. (a)	70,000
9,000	Sterling Construction Co, Inc. (a)	119,160
		597,840
	Consumer Services - 3.21%
8,000	Primo Water Corp. (a)	104,240
7,000	ZAGG, Inc. (a)	78,540
		182,780
	Data Processing, Hosting and Related Services - 0.55%
10,000	Limelight Networks, Inc. (a)	31,200
		31,200

	Electronic Manufacturing Services - 1.56%
5,000	KEMET Corp.	88,600
		88,600
	Energy & Related Services - 1.17%
8,000	Newpark Resources, Inc. (a)	66,480
		66,480
	Engines & Turbines - 1.59%
3,000	TPI Composites, Inc. (a)	90,810
		90,810
	Financial Services - 2.59%
10,000	EZCORP, Inc. - Class A (a)	93,200
5,000	Victory Capital Holdings, Inc. - Class A (a)	54,500
		147,700
	Gold - 3.67%
2,000	Kirkland Lake Gold, Ltd. (c)	64,340
80,000	McEwen Mining, Inc.	144,800
		209,140
	Home Builder - 1.26%
8,500	Green Brick Partners, Inc. (a)	71,910
		71,910
	Insurance - 1.98%
6,300	CNO Financial Group, Inc.	112,644
		112,644
	Integrated Mining & Precious Metals - 1.58%
15,000	Hudbay Minerals, Inc. (c)	89,850
		89,850
	Internet Software & Services - 1.51%
3,000	Carbonite, Inc. (a)	85,920
		85,920
	Investment Banking & Brokerage - 1.77%
35,000	Ladenburg Thalmann Financial Services, Inc.	100,800
		100,800
	Leisure - 2.85%
4,000	Callaway Golf Co.	65,160
10,000	Glu Mobile, Inc. (a)	97,400
		162,560
	Machinery Manufacturing - 1.08%
2,500	Nova Measuring Instruments, Ltd. (a)(c)	61,625
		61,625
	Oil & Gas - 1.29%
5,358	Goodrich Petroleum Corp. (a)	73,297
		73,297
	Pharmaceuticals - 1.37%
7,000	Corcept Therapeutics, Inc. (a)	78,260
		78,260

	Semiconductor Equipment - 1.54%
5,000	Cohu, Inc.	87,700
		87,700
	Semiconductor Related Products - 3.46%
4,000	Kulicke & Soffa Industries, Inc.	90,120
10,000	Photronics, Inc. (a)	106,900
		197,020
	Specialty Manufacturing - 4.69%
9,000	Immersion Corp. (a)	85,410
5,029	McDermott International, Inc. (a)(c)	44,356
7,750	Natural Alternatives International, Inc. (a)	86,490
6,000	Select Energy Services, Inc. - Class A (a)	51,000
		267,256
	Specialty Stores - 1.25%
4,000	MarineMax, Inc. (a)	71,120
		71,120
	Trucking - 0.51%
7,000	Daseke, Inc. (a)	29,190
		29,190
	Water Transportation - 0.89%
10,000	Golden Ocean Group, Ltd. (c)	50,700
		50,700

	TOTAL COMMON STOCKS (Cost $4,515,590)	$4,475,352

	INVESTMENT COMPANIES - 5.68%
	Mutual Funds - 5.68%
19,000	Royce Micro-Cap Trust, Inc.	$157,700
4,600	WisdomTree US SmallCap Earnings Fund	165,554
	TOTAL INVESTMENT COMPANIES (Cost $314,382)	$323,254

	SHORT-TERM INVESTMENTS - 12.16%
	Money Market Funds - 12.16%
692,691	First American Government Obligations Fund - Class X, 2.32% (b)	$692,691
	TOTAL SHORT-TERM INVESTMENTS (Cost $692,691)	$692,691

	Total Investments (Cost $5,522,663) - 96.41%	5,491,297
	Other Assets in Excess of Liabilities - 3.59%	204,593
	TOTAL NET ASSETS - 100.00%	$5,695,890

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown is the seven-day yield as of January 31, 2019
(c)	Foreign issued security.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)	January 31, 2019

1. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds' investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds' fair value procedures allow for the use of certain methods performed by the Funds' advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds' may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of January 31, 2019:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$4,146,184	$-	$-	$4,146,184
Consumer Discretionary	15,308,863	-	-	15,308,863
Consumer Staples	9,868,781	-	-	9,868,781
Energy	2,498,550	-	-	2,498,550
Financials	20,903,976	-	-	20,903,976
Health Care	2,813,822	-	-	2,813,822
Industrials	39,317,032	-	-	39,317,032
Information Technology	27,832,835	-	-	27,832,835
Materials	13,238,420	-	-	13,238,420
Real Estate	1,320,800	-	-	1,320,800
Total Common Stocks	137,249,263	-	-	137,249,263
Warrants
Industrials	-	41760	-	41,760
Total Warrants	-	41,760	-	41,760
Short Term Investments	4,200,464	-	-	4,200,464
Total Investments in Securities	$141,449,727	$41,760	$-	$141,491,487

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$690,010	$-	$-	$690,010
Consumer Discretionary	7,887,558	418,900	-	8,306,458
Consumer Staples	1,563,167	-	-	1,563,167
Energy	2,816,720	-	-	2,816,720
Financials	4,207,660	-	-	4,207,660
Health Care	8,050,373	-	-	8,050,373
Industrials	12,091,442	-	-	12,091,442
Information Technology	10,807,584	200,660	-	11,008,244
Materials	2,954,900	-	-	2,954,900
Real Estate Investment Trusts	1,540,950	-	-	1,540,950
Utilities	866,700	-	-	866,700
Total Common Stocks	53,477,064	619,560	-	54,096,624
Warrants
Health Care	-	117,500	-	117,500
Total Warrants	-	117,500	-	117,500
Short Term Investments	1,307,829	-	-	1,307,829
Total Investments in Securities	$54,784,893	$737,060	$-	$55,521,953

Perritt Low Priced Stock Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$241,740	$-	$-	$241,740
Consumer Discretionary	774,010	-	-	774,010
Consumer Staples	190,730	-	-	190,730
Energy	235,133	-	-	235,133
Financials	361,144	-	-	361,144
Health Care	205,580	-	-	205,580
Industrials	1,191,763	-	-	1,191,763
Information Technology	851,522	-	-	851,522
Materials	423,730	-	-	423,730
Total Common Stocks	4,475,352	-	-	4,475,352
Investment Companies	323,254	-	-	323,254
Short Term Investments	692,691	-	-	692,691
Total Investments in Securities	$5,491,297	$-	$-	$5,491,297

At the beginning and during the three months ended January 31, 2019, the Microcap Fund, the Ultra Microcap Fund and the Low Priced Stock Fund did not hold any Level 3 securities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Perritt Funds, Inc.

By (Signature and Title) /s/ Michael J. Corbett
                                                      Michael J. Corbett, President

Date       03/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Michael J. Corbett
                                                       Michael J. Corbett, President

Date      03/27/2019

By (Signature and Title)*/s/ Mark J. Buh
                                                       Mark J. Buh, Treasurer/Principal Financial Officer

Date      03/27/2019

* Print the name and title of each signing officer under his or her signature.